Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 71,045	$ 71,045
Impairment loss	(66,252)
Foreign exchange translation	(4,793)	(6,467)
Total goodwill		$ 64,578